Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2012
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOINX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPAX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTBX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPCX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPIX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBINX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNAX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNBX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBACX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAIX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCRX
MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDRX